Stock-based compensation (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Common shares issued from treasury stock for stock-based compensation (in shares)	6,258,692	7,515,149	8,710,630
Vesting period of 2013, 2012 and 2011 awards, after the date of grant (in years)	3 years
Required minimum age of a participant upon separation from service to meet the criteria for Long Service Separation (in years)	55 years
Minimum term of service to meet criteria for Long Service Separation (in years)	5 years
Term life of SARs and option awards (in years)	10 years
Term life of vested options/SARs from separation date (in years)	5 years
Requisite service period (in months)	6 months
Assumptions used in determining the fair value of the stock-based awards
Weighted-average dividend yield (as a percent)	2.10%	2.20%	2.20%
Weighted-average volatility (as a percent)	30.60%	35.00%	32.70%
Volatilities, low end of range (as a percent)	23.40%	33.30%	20.90%
Volatilities, high end of range (as a percent)	40.60%	40.40%	45.40%
Risk-free interest rates, low end of range (as a percent)	0.16%	0.17%	0.25%
Risk-free interest rates, high end of range (as a percent)	1.88%	2.00%	3.51%
Weighted-average expected lives (in years)	8 years	7 years	8 years
Unrecognized compensation cost related to nonvested stock-based compensation awards (in dollars)	$ 193
Term of amortization of unrecognized compensation cost over weighted-average remaining requisite service periods (in years)	1 year 9 months
Stock options/SARs activity
Outstanding at beginning of year (in shares)	45,827,599	50,372,991	57,882,998
Granted to officers and key employees (in shares)	4,276,060	3,318,188	2,960,595
Exercised (in shares)	(6,476,082)	(7,708,343)	(10,149,476)
Forfeited / expired (in shares)	(251,830)	(155,237)	(321,126)
Outstanding at end of year (in shares)	43,375,747	45,827,599	50,372,991
Number of stock awards exercisable at end of the period (in shares)	34,200,054	33,962,000	35,523,057
Restricted stock units activity
Outstanding at beginning of year (in shares)	3,580,220	4,281,490	4,650,241
Granted to officers and key employees (in shares)	1,614,870	1,429,939	1,082,032
Vested (in shares)	(1,286,934)	(2,077,485)	(1,382,539)
Forfeited (in shares)	(84,828)	(53,724)	(68,244)
Outstanding at end of year (in shares)	3,823,328	3,580,220	4,281,490
Weighted- Average Exercise Price for stock options and stock appreciation rights
Outstanding at beginning of year (in dollars per share)	$ 59.45	$ 53.01	$ 48.50
Granted to officers and key employees (in dollars per share)	$ 89.75	$ 110.09	$ 102.13
Exercised (in dollars per share)	$ 41.10	$ 38.73	$ 41.78
Forfeited / expired (in dollars per share)	$ 84.64	$ 67.50	$ 48.02
Outstanding at end of year (in dollars per share)	$ 65.03	$ 59.45	$ 53.01
Exercisable at year-end (in dollars per share)	$ 55.93	$ 51.75	$ 52.66
SARs Granted to officers and key employees (in shares)	0	0	2,722,689